BIOLOGICAL ASSETS - Measurement of the premises adopted (Details)	12 Months Ended
	Dec. 31, 2021 ha R$ / m³ m / ha	Dec. 31, 2020 ha R$ / m³ m / ha
BIOLOGICAL ASSETS
Planted useful area (hectare)	1,060,806	1,020,176
Average annual growth (IMA) - m3/hectare /year | m / ha	37.58	38.43
Average gross sale price of eucalyptus - R$/m3 | R$ / m³	76.38	70.22
Discount rate - %	8.90%	8.90%
Mature assets
BIOLOGICAL ASSETS
Planted useful area (hectare)	138,739	111,866
Immature assets
BIOLOGICAL ASSETS
Planted useful area (hectare)	922,067	908,310